INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 1,380	$ 1,726
Finished products	1,123	1,685
Inventories, net	2,503	3,411
Inventory net of write offs	$ 2,395	$ 2,215